The Prudential                       Dodie C. Kent
                                     Assistant General Counsel
                                     Law Department


                                     The Prudential Insurance Company of America
                                     213 Washington Street
                                     Newark, NJ 07102-2992
                                     (973) 802-4439 fax: (973) 802-9560



                                                                  May 4, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re:  Pruco Life Variable Insurance Account
                    (Registration No. 2-80513)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 25 and (ii) that the text of Post-Effective Amendment No. 25 was filed electronically on April 28, 1998 (Accession No. 0000950110-98-000483).



                                 By:  /s/
                                      ----------------------------------------
                                      Dodie C. Kent
                                      Assistant General Counsel
                                      Pruco Life Insurance Company